INVESTMENTS IN ASSOCIATED COMPANIES (Balance sheet information) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Total current assets	$ 321,045		$ 296,982
Total assets	3,806,136		3,861,330
Current liabilities	588,934		1,056,611
Total liabilities	2,755,110		2,770,099
Loans to related parties - associated companies, long-term	45,000		45,000
Related Party
Schedule of Equity Method Investments [Line Items]
Loans to related parties - associated companies, long-term	45,000		45,000
River Box Holding Inc. ("River Box")
Schedule of Equity Method Investments [Line Items]
Total current assets	15,742		15,186
Non-current assets	227,886		234,572
Total assets	243,628		249,758
Current liabilities	14,699		14,267
Non-current liabilities (1)	212,387		218,944
Total liabilities	227,086		233,211
Total stockholders’ equity (2)	$ 16,542		$ 16,547
River Box Holding Inc. ("River Box")
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in percentage)	49.90%	49.90%	49.90%
Loans to related parties - associated companies, long-term	$ 45,000
River Box Holding Inc. ("River Box") | Related Party
Schedule of Equity Method Investments [Line Items]
Loans to related parties - associated companies, long-term	$ 45,000		$ 45,000